Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2025
Financial Assets at Amortized Cost [Abstract]
Financial Assets at Amortized Cost
11.	Financial Assets at Amortized Cost
Financial assets at amortized cost as of December 31, 2024 and 2025 are as follows:

		2024
		Financial assets at amortized cost	Book value
		In millions of won
Government bonds	￦	1,160	1,160
Others		29,073	29,073

	￦	30,233	30,233

Current	￦	20,418	20,418
Non-current		9,815	9,815

		2025
		Financial assets at amortized cost	Book value
		In millions of won
Government bonds	￦	1,423	1,423
Others		29,694	29,694

	￦	31,117	31,117

Current	￦	21,663	21,663
Non-current		9,454	9,454